Investment Strategy - Defiance AI Hyperscalers & Connective Technologies ETF	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund uses a “passive management” (or indexing) approach to track the total return performance, before fees and expenses, of the Index.
MarketVector AI Connectivity Leaders Index
The Index is a thematic index that tracks the performance of AI and Connective Technology Companies and Hyperscalers, each defined below, as determined by MarketVector Indexes Gmb (“MarketVector” or the “Index Provider”). AI and Connective Technology Companies are comprised of companies that offer (1) artificial intelligence (“AI”) semiconductors and hardware, and/or (2) hardware, software, or services related to the rollout of 5G or 6G networks or other connective technologies (collectively, “AI and Connective Technology Companies”). AI and Connective Technology Companies include:
a.companies that derive 50% of revenue from:
i.semiconductors and hardware used to employ AI-specific technology, and/or
ii.a semiconductor or hardware segment or product line where those products are used for AI or machine learning; and
b.companies whose business activity, products, or services meet the technical standards for, are used in the development of, or are otherwise instrumental in the rollout of 5G or 6G networks and other connective technologies, and derive at least 50% of their revenue from the following technologies:
i.core carrier grade networking equipment including cellular antennas, routers, related semi-conductor devices and satellite-based internet technology and providers,
ii.mobile network operators (“MNOs”),
iii.enhanced mobile broadband chips and smart phone manufacturers,
iv.new radio technology, wireless network test and optimization equipment, cloud computing equipment,
v.software defined networking or network functions virtualization, including network and cloud analytics and monitoring platforms, and/or
vi.cell tower or data center real estate investment trusts (“REITs”) and operators.
Hyperscalers are companies that offer cloud-based scalable AI services and data infrastructure used to develop and deploy AI and machine learning models.
Securities included in the Index must be listed on a U.S. exchange. With respect to securities that are not already Index constituents, to be eligible for inclusion in the Index, such securities must have: (i) a free-float of at least 10%, (ii) full market capitalization exceeding $150 million ($200 billion for Hyperscalers), (iii) a three-month average daily trading volume of at least $1 million for at least two of the latest three quarters, and (iv) at least 0.25 million shares traded per month over the last six months at least two of the latest three quarters. With respect to securities that are already Index constituents, to remain eligible for inclusion in the Index, such securities must have: (i) a free float of at least 5%, (ii) a full market capitalization exceeding $75 million ($100 billion for Hyperscalers), and (iii) a three-month average daily trading volume of at least $0.20 million for at least two of the latest three quarters. The Index will primarily consist of common stocks and securities with similar characteristics, including initial public offerings (“IPOs”), and will exclude limited partnerships. Only the three largest investable REITs and the three largest investable MNOs are included in the Index’s eligible universe.
At the time of each semi-annual Index rebalance and reconstitution, each of the AI and Connective Technology Companies and Hyperscalers in the eligible universe is ranked by its free-float market capitalization. The Index targets 100 constituents, with a minimum of 50 constituents. The 75 largest members of the eligible universe based on float-adjusted market capitalization are selected for inclusion in the Index, and the remaining constituents are selected from the highest-ranking current Index constituents ranked between 76 and 125. If fewer than 100 constituents have been selected, the next largest members of the eligible universe will be selected until 100 constituents are selected.
The Index will be weighted according to a modified float-adjusted market cap weighting strategy. The maximum weight for any single Index constituent is the lesser of (i) 5% (1.5% for REITs, MNOs, and Hyperscalers), or (ii) the security’s three-month average daily trading volume in U.S. dollars divided by $200 million. If a security’s weight exceeds the maximum weight, its weight will be reduced to the maximum weight and the excess weight will be redistributed among all other uncapped index constituents equally. This process is repeated until no security has a weight exceeding the respective maximum weight. To reduce turnover, existing Index constituents will not be removed from the Index solely for not meeting the minimum market capitalization or liquidity criteria unless they do not meet such requirements for two consecutive reconstitutions. The maximum weight of Hyperscalers in the Index is capped at 20% at each rebalance.
The Index is rebalanced and reconstituted semi-annually in June and December. IPOs that meet the Index’s eligibility requirements may be added on a “fast-track addition” basis in between reconstitution dates.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) will be invested in AI and Connective Technology Companies, as defined above.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not constituents of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.